Document And Entity Information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Jul. 07, 2021	Sep. 30, 2020
Document Information [Line Items]
Entity Registrant Name	FRIEDMAN INDUSTRIES INC
Entity Central Index Key	0000039092
Trading Symbol	frd
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)		6,899,537
Entity Public Float			$ 42,802
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common Stock, $1 Par Value